Operating Lease - Schedule of Undiscounted Lease Payments to be Received (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Schedule of Undiscounted Lease Payments to be Received [Abstract]
Within 1 year	¥ 551
2 years	588
3 years	682
4 years	722
5 years	395
Total lease payments	¥ 2,938